DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		9 Months Ended		1 Months Ended	3 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 31, 2011 Global MEXX Business	Dec. 31, 2011 Global MEXX Business	Oct. 01, 2011 Global MEXX Business
DISCONTINUED OPERATIONS
Percentage of ownership interest in business sold					81.25%
Assets held for sale:
Cash and cash equivalents		$ 10,808,000		$ 10,808,000
Accounts receivable - trade, net		74,457,000		74,457,000
Inventories, net		108,135,000		108,135,000
Other assets		34,214,000		34,214,000
Assets held for sale		227,614,000		227,614,000
Liabilities held for sale:
Short-term borrowings		45,138,000		45,138,000
Accounts payable		67,284,000		67,284,000
Accrued expenses		89,496,000		89,496,000
Deferred income taxes		15,447,000		15,447,000
Other liabilities		11,822,000		11,822,000
Liabilities held for sale		229,187,000		229,187,000
Condensed Consolidated Statement of Operations data for discontinued operations
Net sales	(159,000)	228,224,000	1,615,000	618,590,000
Loss before (benefit) provision for income taxes	(364,000)	(22,370,000)	(4,837,000)	(90,166,000)
(Benefit) provision for income taxes	20,000	2,461,000	(1,867,000)	3,502,000
Loss from discontinued operations, net of income taxes	(384,000)	(24,831,000)	(2,970,000)	(93,668,000)
(Loss) income on disposal of discontinued operations, net of income taxes	976,000	(196,806,000)	(7,895,000)	(207,329,000)		62,200,000
Charges related to streamlining initiatives of the entity		16,900,000	5,100,000	36,400,000
Pretax charges (benefits) related to disposal of discontinued operations	$ (1,000,000)	$ 207,700,000	$ 7,900,000	$ 218,200,000			$ 191,300,000